Subsequent Events	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 11—Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through May 14, 2021, the date the financial statements were issued, require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 8. Subsequent Events

On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and the associated amounts in the accompanying financial statements and notes thereto have been retroactively restated to reflect the share capitalization. Subsequent to the share capitalization, on February 10, 2021, the Sponsor transferred 30,000 Founder Shares to each of the Company’s independent director nominees. In addition, subsequent to December 31, 2020, the Company borrowed approximately $122,000 under the Note.

The Company has evaluated subsequent events to determine if events or transactions occurring after the balance sheet date through February 12, 2021, the date the financial statements were available to be issued, require potential adjustment to or disclosure in the financial statements and has concluded that, there were no such events that would require recognition or disclosure other than disclosed above.